Finance Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Financial Liabilities [Abstract]
Borrowings	$ 18	$ 8	$ 12
Total finance costs from financial liabilities	18	8	12
Non-financial liabilities
Post-retirement benefits	1	1	1
Total finance costs from non-financial liabilities	22	14	12
Total finance costs before interest capitalised	40	22	24
Interest capitalised	(14)	(5)	(5)
Total finance costs	$ 26	$ 17	$ 19
Capitalisation rate (as a percent)	10.50%	4.20%	10.50%
Time value of money component of silicosis provision
Non-financial liabilities
Expense due to unwinding of discount on provisions	$ 6	$ 0	$ 0
Time value of money and inflation component of rehabilitation costs
Non-financial liabilities
Expense due to unwinding of discount on provisions	$ 15	$ 13	$ 11